Financial instruments and risk management - Foreign Exchange Exposures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Forward foreign exchange contracts
Risk management
Notional amount	$ 1,400	$ 2,400
Currency risk | United States of America, Dollars
Risk management
Increase (decrease) in net borrowings that would result from decreased currency value, per sensitivity analysis	$ 45	$ 40
Maximum | Forward foreign exchange contracts
Risk management
Period of time of hedge contracts (in years)	3 years	1 year